Note 4 - Vessels, Net (Details Textual)			6 Months Ended
	Apr. 06, 2023 USD ($)	Dec. 23, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment, Net			$ 249,127,642	$ 216,570,426
Asset Pledged as Collateral [Member] | Loan Agreements [Member]
Number of Vessels Used As Collateral			11
Property, Plant and Equipment, Net			$ 214,547,506
M/V Gregos [Member]
Payments to Acquire Property, Plant, and Equipment	$ 42,754,607
Unencumbered Vessels [Member]
Number of Vessels Unencumbered			7
M/V Akinada Bridge [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 14,200,000
Gain (Loss) on Disposition of Property Plant Equipment, Total			$ 5,200,000
M/V Akinada Bridge [Member] | Asset Held for Sale [Member]
Property, Plant and Equipment, Net				8,500,000
Inventory On Board				400,000
M/V Akinada Bridge [Member] | Liability Associated With Asset Held for Sale [Member]
Advance Collected for Sale of Vessels				$ 3,600,000